Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Management
Capital	€ 4,926	€ 4,440
Cash and cash equivalents	21,610	17,888	€ 135,509	€ 92,300
Increase in term accounts	36,100	77,000
Consolidated
Capital Management
Capital	4,900	4,400
Cash and cash equivalents	€ 21,600	€ 17,900